UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen & Company Incorporated
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  28-3765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 3, 2011


NOTE: Allen & Company Incorporated ("ACI") hereby advises that it may be deemed to share investment discretion with respect to 13(f) securities held by it with Allen Holding Inc. ("AHI"), of which ACI is a wholly-owned subsidiary. ACI hereby further advises that AHI is filing on ACI's' behalf in AHI's Form 13F for the period ended December 31, 2010 with respect to such 13(f) securities.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-4174                      Allen Holding Inc.